S000045240 [Member] Investment Objectives and Goals - SFT Wellington Core Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary: SFT Wellington Core Equity Fund
Objective [Heading]	SFT Wellington Core Equity Fund: Investment Objective
Objective, Primary [Text Block]	The Fund seeks growth of capital.